OTHER INCOME AND OTHER EXPENSES - SCHEDULE OF OTHER INCOME (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Income And Other Expenses [Abstract]
Interest income	$ 1,615,304	$ 300,189	$ 94,130
Income in connection to the LR Agreements	10,378,180	0	0
Other	623,404	7,633	5,997
Total	$ 12,616,888	$ 307,822	$ 100,127